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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        January 3, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of:
                 MFS(R)Money Market Fund ("MMM")
                 MFS(R)Government Money Market Fund ("MMG")
                 MFS(R)Municipal Bond Fund ("MMB")
                 MFS(R)Mid Cap Growth Fund ("OTC")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 35 for MMM, MMG, MMB and OTC (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2000 for MMM, MMG, MMB and OTC.

         Please call the undersigned or Brett Miguel at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn